Capital Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2019	Apr. 16, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation
Preferred stock, shares authorized	5,000,000		0
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, shares authorized	500,000,000		500,000,000	500,000,000
Common stock, shares issued	23,468,750		17,000,000	17,000,000	17,000,000	17,000,000
Common stock, shares outstanding	23,468,750		17,000,000	17,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Additional paid-in capital	$ 179,189		$ 68,498	$ 68,498
Common stock reserved for future issuance	2,640,000
2019 Equity Incentive Plan
Stock-Based Compensation
Shares authorized for future issuance	1,408,728	2,400,000
2019 Employee Stock Purchase Plan
Stock-Based Compensation
Shares authorized for future issuance	240,000	240,000
Stock Options
Stock-Based Compensation
Outstanding options	985,206
Stock Options | 2019 Equity Incentive Plan
Stock-Based Compensation
Outstanding options	985,206
Restricted Stock Units | 2019 Equity Incentive Plan
Stock-Based Compensation
Outstanding units	6,066